Offerings	Sep. 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	16,911,764
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 304,411,752.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 46,605.44
Offering Note	1a: Includes offering price of additional shares that the underwriters have the option to purchase. See "Underwriting." 1b: Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 1.00
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1a 2a: Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.